FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Disclosure of capital structure
The capital structure of Brookfield Infrastructure consists of debt, offset by cash and cash equivalents, and partnership capital comprised of issued capital and accumulated gains.

US$ MILLIONS	2022	2021
Corporate borrowings	$3,666	$2,719
Non-recourse borrowings	26,567	26,534
Subsidiary and corporate borrowings	30,233	29,253
Preferred shares	20	20
Cash and cash equivalents(1)	(2,117)	(1,924)
Consolidated net debt	28,136	27,349
Total partnership capital	25,554	26,391
Total capital and consolidated net debt	$53,690	$53,740
Consolidated net debt to capitalization ratio	52%	51%

(1)Includes current marketable securities.

Disclosure of liquidity management
Brookfield Infrastructure’s corporate liquidity as at December 31 was as follows:

US$ MILLIONS(1)	2022	2021
Corporate cash and financial assets	$891	$683
Availability under committed credit facilities(2)	3,100	3,475
Commercial paper	(464)	(431)
Draws on credit facility	(96)	—
Commitments under credit facility	(12)	(12)
Corporate liquidity	$3,419	$3,715

(1)Liquidity managed by Brookfield Infrastructure L.P. and affiliated corporate entities.
(2)Includes a $2.1 billion (2021: $2.0 billion) committed corporate credit facility and a $1 billion (2021: $500 million) credit facility with Brookfield. Prior year availability included a $1 billion syndicated revolving credit facility, which matured on April 14, 2022. Refer to Note 20, Borrowings, for further details.

Disclosure of maturity analysis for financial liabilities
The following tables detail the contractual maturities for Brookfield Infrastructure’s financial liabilities. The tables reflect the undiscounted cash flows of financial liabilities based on the earliest date on which Brookfield Infrastructure can be required to pay. The tables include both interest and principal cash flows:

	Less than 1 year	1-2 years	2-5 years	5+ years	Total contractual cash flows
December 31, 2022
US$ MILLIONS
Accounts payable and other liabilities	$3,413	$49	$12	$160	$3,634
Corporate borrowings	464	517	428	2,280	3,689
Non-recourse borrowings(1)	2,605	2,727	10,972	10,431	26,735
Financial liabilities	390	28	21	1,628	2,067
Lease liabilities	441	392	1,079	2,543	4,455

Interest Expense:
Corporate borrowings(2)	144	130	368	1,128	1,770
Non-recourse borrowings	1,244	1,093	2,475	2,940	7,752

(1)As of December 31, 2022, approximately $31 million of debt was in breach of asset-level financial covenants. We anticipate being able to refinance or obtain waivers from our financial institutions and accordingly presented the debt in the contractually obligated year of maturity.
(2)Interest expense on Corporate borrowings include undiscounted interest obligations on $250 million of subordinated notes maturing May 24, 2081, with a coupon of 5.0%

	Less than 1 year	1-2 years	2-5 years	5+ years	Total contractual cash flows
December 31, 2021
US$ MILLIONS
Accounts payable and other liabilities	$2,980	$46	$47	$319	$3,392
Corporate borrowings	431	—	554	1,754	2,739
Non-recourse borrowings(1)	2,599	2,797	11,335	9,778	26,509
Financial liabilities	1,510	101	122	1,507	3,240
Lease liabilities	459	437	1,169	2,859	4,924

Interest Expense:
Corporate borrowings(2)	96	96	229	837	1,258
Non-recourse borrowings	1,046	968	2,199	2,951	7,164

(1)As of December 31, 2021, approximately $145 million of debt was in breach of asset-level financial covenants. We anticipate being able to refinance or obtain waivers from our financial institutions and accordingly presented the debt in the contractually obligated year of maturity.
(2)Interest expense on Corporate borrowings include undiscounted interest obligations on $250 million of subordinated notes maturing May 24, 2081, with a coupon of 5.0%

Disclosure of sensitivity analysis for interest rate and foreign exchange risk
The sensitivity analyses below reflect Brookfield Infrastructure’s exposure to interest rates for both derivative and non-derivative instruments at the reporting date, assuming that a 50 basis point increase or decrease in rates takes place at the beginning of the financial year and is held constant throughout the reporting period. The sensitivity analyses assume a 50 basis point change to reflect the current methodology employed by Brookfield Infrastructure in assessing interest rate risk. Such parallel shift in the yield curve by 50 basis points would have had the following impact, assuming all other variables were held constant:

	2022
US$ MILLIONS	50 bp decrease	50 bp increase
Net income (loss) to the partnership(1)	$8	$(8)
Other comprehensive income (loss) to the partnership(1)	2	(2)

(1)Includes net income and other comprehensive income (loss) attributable to limited partners, the general partner, non-controlling interests - Redeemable Partnership Units held by Brookfield, non-controlling interests - Exchangeable units and non-controlling interests - BIPC exchangeable shares.
The following tables detail Brookfield Infrastructure’s sensitivity to a 10% increase and decrease in the U.S. dollar against the relevant foreign currencies, with all other variables held constant as at reporting date. 10% is the sensitivity rate used when reporting foreign currency risk internally. The sensitivity analysis is performed as follows:
•Outstanding foreign currency denominated monetary items (excluding foreign exchange derivative contracts) are adjusted at period end for a 10% change in foreign currency rates from the rate at which they are translated;
•Foreign currency derivative contracts are measured as the change in fair value of the derivative as a result of a 10% change in the spot currency rate; and
•The impact on net income results from performing a sensitivity of a 10% change in foreign exchange rates applied to the profit or loss contribution from foreign operations (after considering the impact of foreign exchange derivative contracts).

	Impact on Net Income to the Partnership(1)
	2022		2021		2020
US$ MILLIONS	-10%	10%	-10%	10%	-10%	10%
USD/AUD	$7	$(7)	$9	$(9)	$4	$(4)
USD/EUR	(1)	1	1	(1)	2	(2)
USD/GBP	8	(8)	11	(11)	5	(5)
USD/CLP	—	—	(1)	1	(1)	1
USD/COP	1	(1)	1	(1)	1	(1)
USD/BRL	17	(17)	18	(18)	15	(15)
USD/CAD	21	(21)	13	(13)	4	(4)
USD/INR	—	—	—	—	(3)	3
USD/NZD	2	(2)	—	—	(1)	1

(1)Includes net income attributable to limited partners, the general partner, non-controlling interests - Redeemable Partnership Units held by Brookfield, non-controlling interests - Exchangeable units and non-controlling interests - BIPC exchangeable shares.

	Impact on Partnership Capital
	2022		2021
US$ MILLIONS	-10%	10%	-10%	10%
USD/AUD	$106	$(106)	$32	$(32)
USD/GBP	79	(79)	27	(27)
USD/COP	—	—	6	(6)
USD/BRL	125	(125)	154	(154)
USD/CAD	37	(37)	69	(69)
USD/PEN	11	(11)	10	(10)
USD/INR	34	(34)	49	(49)

Disclosure of foreign currency exposure
The tables below set out Brookfield Infrastructure’s currency exposure at December 31, 2022 and 2021:

2022
US$ MILLIONS	USD	AUD	GBP	BRL	CAD	EUR	COP	PEN	INR	NZD & Other	Total
Assets:
Current assets	$2,365	$335	$653	$737	$962	$72	$200	$127	$1,150	$85	$6,686
Non-current assets	14,133	4,299	8,092	4,489	21,977	1,190	989	1,202	9,288	624	66,283
	$16,498	$4,634	$8,745	$5,226	$22,939	$1,262	$1,189	$1,329	$10,438	$709	$72,969
Liabilities:
Current liabilities	$2,715	$320	$1,169	$494	$2,063	$40	$151	$10	$1,325	$90	$8,377
Non-current liabilities	10,230	1,701	4,663	3,026	11,765	142	535	616	6,226	134	39,038
	12,945	2,021	5,832	3,520	13,828	182	686	626	7,551	224	47,415
Non-controlling interest—Redeemable Partnership Units held by Brookfield	(668)	525	536	313	846	239	15	30	305	122	2,263
Non-controlling interest—BIPC exchangeable shares	(380)	299	305	178	482	136	9	17	174	69	1,289
Non-controlling interest—Exchangeable units(1)	(22)	17	17	10	27	8	—	1	10	4	72
Non-controlling interest—Other(2)	6,217	518	776	460	5,737	128	442	584	1,669	—	16,531
Net investment attributable to limited partners and general partner	$(1,594)	$1,254	$1,279	$745	$2,019	$569	$37	$71	$729	$290	$5,399

2021
US$ MILLIONS	USD	AUD	GBP	BRL	CAD	EUR	COP	PEN	INR	NZD & Other	Total
Assets:
Current assets	$1,446	$394	$582	$772	$775	$67	$216	$98	$463	$83	$4,896
Non-current assets	13,142	3,688	8,831	5,848	22,576	1,272	1,061	1,132	10,836	679	69,065
	$14,588	$4,082	$9,413	$6,620	$23,351	$1,339	$1,277	$1,230	$11,299	$762	$73,961
Liabilities:
Current liabilities	$2,174	$462	$792	$1,307	$2,743	$40	$161	$17	$857	$108	$8,661
Non-current liabilities	9,292	1,656	5,228	2,931	11,531	154	522	561	6,876	158	38,909
	11,466	2,118	6,020	4,238	14,274	194	683	578	7,733	266	47,570
Non-controlling interest—Redeemable Partnership Units held by Brookfield	(463)	363	664	391	703	254	21	28	323	124	2,408
Non-controlling interest—BIPC exchangeable shares	(264)	206	377	222	400	145	12	16	184	71	1,369
Non-controlling interest—Exchangeable units(1)	(16)	13	23	14	25	9	1	1	11	4	85
Non-controlling interest—Other(2)	4,967	518	749	825	6,275	132	512	541	2,277	—	16,796
Net investment attributable to limited partners and general partner	$(1,102)	$864	$1,580	$930	$1,674	$605	$48	$66	$771	$297	$5,733

(1)Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business, for further details.
(2)Includes non-controlling interest attributable others in operating subsidies, preferred unitholders and perpetual subordinated notes.
The following tables detail Brookfield Infrastructure’s sensitivity to a 10% increase and decrease in the U.S. dollar against the relevant foreign currencies, with all other variables held constant as at reporting date. 10% is the sensitivity rate used when reporting foreign currency risk internally. The sensitivity analysis is performed as follows:
•Outstanding foreign currency denominated monetary items (excluding foreign exchange derivative contracts) are adjusted at period end for a 10% change in foreign currency rates from the rate at which they are translated;
•Foreign currency derivative contracts are measured as the change in fair value of the derivative as a result of a 10% change in the spot currency rate; and
•The impact on net income results from performing a sensitivity of a 10% change in foreign exchange rates applied to the profit or loss contribution from foreign operations (after considering the impact of foreign exchange derivative contracts).

	Impact on Net Income to the Partnership(1)
	2022		2021		2020
US$ MILLIONS	-10%	10%	-10%	10%	-10%	10%
USD/AUD	$7	$(7)	$9	$(9)	$4	$(4)
USD/EUR	(1)	1	1	(1)	2	(2)
USD/GBP	8	(8)	11	(11)	5	(5)
USD/CLP	—	—	(1)	1	(1)	1
USD/COP	1	(1)	1	(1)	1	(1)
USD/BRL	17	(17)	18	(18)	15	(15)
USD/CAD	21	(21)	13	(13)	4	(4)
USD/INR	—	—	—	—	(3)	3
USD/NZD	2	(2)	—	—	(1)	1

(1)Includes net income attributable to limited partners, the general partner, non-controlling interests - Redeemable Partnership Units held by Brookfield, non-controlling interests - Exchangeable units and non-controlling interests - BIPC exchangeable shares.

	Impact on Partnership Capital
	2022		2021
US$ MILLIONS	-10%	10%	-10%	10%
USD/AUD	$106	$(106)	$32	$(32)
USD/GBP	79	(79)	27	(27)
USD/COP	—	—	6	(6)
USD/BRL	125	(125)	154	(154)
USD/CAD	37	(37)	69	(69)
USD/PEN	11	(11)	10	(10)
USD/INR	34	(34)	49	(49)